Income Taxes - Reconciliation of Changes in Federal, State and Foreign Unrecognized Tax Position Balances (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Uncertainties [Abstract]
Balance at beginning of period	$ 487	$ 474	$ 432
Additions for tax positions taken in prior years	35	14	62
Additions for tax positions taken in the current year	3	7	6
Exam resolutions	(8)	(1)	(8)
Statute expirations	(4)	(7)	(18)
Balance at end of period	$ 513	$ 487	$ 474